Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	60 Months Ended	68 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
DGA Core Plus Absolute Return ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	15.57%	9.89%	10.58%	12.27%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.15%	9.60%	15.00%	15.56%
S&P® Target Risk Moderate Gross Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%	1.50%	5.16%	6.17%